Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.07%	12.78%	11.15%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.00%	10.49%	9.25%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.16%	9.72%	8.65%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.20%	12.91%	10.79%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.37%	14.05%	11.91%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	13.97%	11.86%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		18.25%	14.07%	11.96%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.